                                                 November 17, 1995

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, DC  20454

Re:  Rule 24F-2 Notice -
     The Glenmede Fund, Inc. - File No. 33-22884

Ladies and Gentlemen:

         On behalf of The Glenmede Fund, Inc. (the "Fund"), enclosed please find the Rule 24f-2 Notice on Form 24f-2 for the fiscal year ended October 31, 1995 and the Opinion of Counsel required by Rule 24f-2(b)(1) under the Investment Company Act of 1940.

         Pursuant to Rule 3A(T) of the Securities Act of 1933, the Fund has sent payment of the registration fees by wire (No. TCN17620) to the Securities and Exchange Commission in the amount of $46,152.22.

                                                     Sincerely,


                                                     /s/ Meghan M. Mahon
                                                     ---------------------
                                                         Meghan M. Mahon

/dn

                                                 November 17, 1995

The Glenmede Fund, Inc.
135 East Baltimore Street
Baltimore, MD 21202

         Re:  Rule 24f-2 Notice - The Glenmede Fund, Inc.
              (Registration No. 33-22884)

Ladies and Gentlemen:

         We have acted as counsel for The Glenmede Fund, Inc., a Maryland corporation (the "Fund"), in connection with the registration under the Securities Act of 1933, as amended, of shares of the Fund's Common Stock, representing interests in the Fund's Government Cash, Tax-Exempt Cash, Intermediate Government, International, Equity, Small Capitalization Equity, Institutional International, Emerging Markets, International Fixed Income and Model Equity Portfolios (the "Portfolios"), made definite in number by the Fund's Rule 24f-2 Notice for the fiscal year ended October 31, 1995 (collectively, the "Shares").

         In giving the opinion stated below, we have reviewed the Fund's Charter, its By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate, and we have relied upon a certificate of the Administrator of the Fund as to certain matters, including among other things, that to its knowledge, during the fiscal year ended October 31, 1995 ("Fiscal Year"), the number of Shares issued did not exceed the number of Shares authorized. Accordingly, we have relied on such matters in such certificate, including amoung other things, that during the Fiscal Year, the number of Shares issued did not exceed the number of Shares authorized. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal law of the United States of America.

         Based on the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Fund's prospectus pertaining to said Shares, validly issued, fully paid and non-assessable by the Fund.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

                                                     Very truly yours,

                                                     /s/ Drinker Biddle & Reath
                                                     --------------------------

                                                     DRINKER BIDDLE & REATH

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

------------------------------------------------------------------------------------------------------------------------------
1.    Name and address of issuer:                 The Glenmede Fund, Inc.
                                                  135 East Baltimore Street
                                                  Baltimore, Maryland 21202
------------------------------------------------------------------------------------------------------------------------------
2.    Name of each series or class of funds for which this notice is filed:

      Government Cash Portfolio                   International Portfolio                     Institutional International
                                                                                                 Portfolio

      Tax-Exempt Cash Portfolio                   Equity Portfolio                            International Fixed Income
                                                                                                 Portfolio

      Intermediate Government                     Small Capitalization Equity                 Emerging Markets Portfolio
      Portfolio                                   Portfolio

      Model Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-5577

      Securities Act File Number: 33-22884
------------------------------------------------------------------------------------------------------------------------------
4.    Last day of fiscal year for which this notice is filed:

                                 October 31, 1995
------------------------------------------------------------------------------------------------------------------------------
5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                                                                            []
------------------------------------------------------------------------------------------------------------------------------
6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
------------------------------------------------------------------------------------------------------------------------------
7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                  0
------------------------------------------------------------------------------------------------------------------------------
8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                  0
------------------------------------------------------------------------------------------------------------------------------
9.    Number and aggregate sale price of securities sold during the fiscal year:

      3,341,934,420 @ $3,555,447,129
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
      24f-2:

      3,341,934,420 @ $3,555,447,129
------------------------------------------------------------------------------------------------------------------------------
11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      2,782,694 @ $38,234,811
------------------------------------------------------------------------------------------------------------------------------
12.   Calculation of registration fee:

      (i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
               (from Item 10):                                                                                  $3,555,447,129
                                                                                                                --------------
      (ii)     Aggregate price of shares issued in connection with dividend reinvestment plans
               (from Item 11, if applicable):                                                                  +    38,234,811
                                                                                                                --------------
      (iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):       - 3,326,920,834
                                                                                                                --------------
      (iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to
               filing fees pursuant to rule 24e-2 (if applicable):                                             +
                                                                                                                --------------
      (v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on
               rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):             230,761,106
                                                                                                                --------------
      (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable
               law or regulation (see Instruction C.6):                                                        x      .0002
                                                                                                                --------------
      (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                          46,152.22
                                                                                                                ==============
Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                  See Instruction C.3.
-------------------------------------------------------------------------------------------------------------------------------
13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
       Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).                                                 [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                    November 16, 1995
------------------------------------------------------------------------------------------------------------------------------
                                                            SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*    The Glenmede Fund, Inc.
                                  ---------------------------
                               By:  /s/ Brian C. Nelson
                                  ---------------------------
                                        Brian C. Nelson
                                         Assistant Secretary

Date    11/16/95

                              * Please print the name and title of the signing officer below the signature.

-----------------------------------------------------------------------------------------------------------------------------------


                                                  (A)                     (B)
                                           Gross Sales Price       Gross Sales Price
                                             of Portfolio            of Portfolio                  (C)
  Name of Portfolio                         Securities Sold      Securities Reinvested      24e-2 Securities

Equity                                     $    17,828,359          $   2,826,834

Small Cap Equity                                42,992,478             17,318,874

Model Equity                                       371,150              2,225,134

Intermediate Government                         40,175,736                 61,117

Government Cash                              2,409,469,078                 12,177

Tax-Exempt Cash                                913,203,200                  4,730

International                                   61,175,044             15,107,477

Institutional International                     30,659,078                650,145

International Fixed Income                      10,523,981                 24,879

Emerging Markets                                29,049,025                  3,444

TOTAL                                      $ 3,555,447,129          $  38,234,811






                                                  (D)                     (E)
                                            Aggregate Sales            Aggregate
                                           Price of Portfolio       Redemption Price         Aggregate Sales
                                           Securities Sold in         of Portfolio         Price of Portfolio
                                           Reliance Upon Rule          Securities          Securities on Which
                                                 24f-2              Redeemed During        Fee will be Based
  Name of Portfolio                         (A+B) minus (C)           Fiscal Year            (D) minus (E)

Equity                                     $    20,655,193        $    14,837,614          $    5,817,579

Small Cap Equity                                60,311,352              7,605,651              52,705,701

Model Equity                                     2,596,284              7,353,715              (4,757,431)

Intermediate Government                         40,236,853             46,364,860              (6,128,007)

Government Cash                              2,409,481,255          2,354,254,073              55,227,182

Tax-Exempt Cash                                913,207,930            910,357,600               2,850,330

International                                   76,282,521             16,875,899              59,406,622

Institutional International                     31,309,223              2,842,667              28,466,556

International Fixed Income                      10,548,860              2,052,225               8,496,635

Emerging Markets                                29,052,469                376,530              28,675,939

TOTAL                                      $ 3,593,681,940        $ 3,362,920,834           $ 230,761,106


Pursuant to Rule 24f-2(c) of the Investment Company Act of 1940, as amended, the registration fee with respect to the
Portfolio Shares sold is calculated as follows:

                                                                    3,593,681,940
                                                                   -3,362,920,834
                                                                  ---------------
                                                                      230,761,106
                                                                 x       0.000200
                                                                  ---------------
                                                                       $46,152.22






                                        (A)                                       (B)
                                 Gross Sales Price                         Gross Sales Price        Dividend
                                   of Portfolio        Subscriptions          of Portfolio         reinvestment         (C)
 Name of Portfolio                Securities Sold         Shares          Securities Reinvested       Shares     24e-2 Securitieses

Equity                            $    17,828,359         1,306,422           $ 2,826,834             190,381

Small Cap Equity                       42,992,478         2,921,359            17,318,874           1,126,812

Model Equity                              371,150            33,675             2,225,134             213,134

Intermediate Government                40,175,736         3,967,663                61,117               6,085

Government Cash                     2,409,469,078     2,409,469,078                12,177              12,177

Tax-Exempt Cash                       913,203,200       913,203,200                 4,730               4,730

International                          61,175,044         4,780,102            15,107,477           1,174,783

Institutional International            30,659,078         2,407,743               650,145              52,024

International Fixed Income             10,523,981         1,003,920                24,879               2,247

Emerging Markets                       29,049,025         2,841,258                 3,444                 321

TOTAL                             $ 3,555,447,129     3,341,934,420           $38,234,811           2,782,694




                                        (D)                   (E)
                                 Aggregate Sales           Aggregate
                               Price of Portfolio       Redemption Price                           Aggregate Sales
                               Securities Sold in         of Portfolio                           Price of Portfolio
                               Reliance Upon Rule          Securities                            Securities on Which
                                      24f-2             Redeemed During        Redemptions        Fee will be Based
  Name of Portfolio              (A+B) minus (C)          Fiscal Year             Shares            (D) minus (E)

Equity                          $    20,655,193        $    14,837,614            1,132,291        $  5,817,579

Small Cap Equity                     60,311,352              7,605,651              507,371          52,705,701

Model Equity                          2,596,284              7,353,715              664,981          (4,757,431)

Intermediate Government              40,236,853             46,364,860            4,628,535          (6,128,007)

Government Cash                   2,409,481,255          2,354,254,073        2,354,254,073          55,227,182

Tax-Exempt Cash                     913,207,930            910,357,600          910,357,600           2,850,330

International                        76,282,521             16,875,899            1,348,160          59,406,622

Institutional International          31,309,223              2,842,667              228,643          28,466,556

International Fixed Income           10,548,860              2,052,225              198,265           8,496,635

Emerging Markets                     29,052,469                376,530               36,712          28,675,939

TOTAL                           $ 3,593,681,940        $ 3,362,920,834        3,273,348,631        $230,761,106




Prusuant to Rule 24f-2(c) of the Investment Company Act of 1940, as amended, the registration fee with respect to the Portfolio
Shares sold is calculated as follows:
                                                                            3,593,681,940
                                                                           -3,362,920,834
                                                                           --------------
                                                                              230,761,106
                                                                                 0.000200
                                                                            -------------
                                                                               $46,152.22



                                                                  Aggregate
Name of Portfolio               # of Shares Sold                 Sales Price

Equity                               1,306,422                     17,828,359
Small Cap Equity                     2,921,359                     42,992,478
Model Equity                            33,675                        371,150
Intermediate Government              3,967,663                     40,175,736
Government Cash                  2,409,469,078                  2,409,469,078
Tax-Exempt Cash                    913,203,200                    913,203,200
International                        4,780,102                     61,175,044
Institutional International          2,407,743                     30,659,078
International Fixed Income           1,003,920                     10,523,981
Emerging Markets                     2,841,258                     29,049,025
                            --------------------------------------------------
                                 3,341,934,420                  3,555,447,129